Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 32,868	$ 30,477	$ 108	$ 100
Restricted cash	25,828	37,119
Amounts due from affiliate	4,239	0
Derivative financial instruments	(10,767)	(9,220)
Advances (shareholder loans) to joint ventures	13,991	18,952
Demand note due from owner	0	143,241
Current amounts due to owners and affiliates	(10,604)	(6,019)
Loans and promissory notes due to owners and affiliates	(287)	(467)
Long Term Debt	(362,843)	(198,203)
Seller’s credit note	47,000	0
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(181,527)	(198,203)
Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(181,316)	0
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	32,868	30,477
Restricted cash	25,828	37,119
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	4,239	0
Derivative financial instruments	(10,767)	(9,220)
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances (shareholder loans) to joint ventures	14,329	19,629
Demand note due from owner	0	143,241
Current amounts due to owners and affiliates	(10,604)	(6,019)
Loans and promissory notes due to owners and affiliates	(287)	(467)
Seller’s credit note	(47,000)	0
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(202,017)	(214,363)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	$ (181,364)	$ 0